RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Note 6. RELATED PARTY TRANSACTIONS

Due from related parties consists of the following:

	June 30,	December 31,
	2016	2015	Purpose
Global Bizrewards Sdn. Bhd.	$76,690	$34,465	Advance
Multimedia Biz Solution Sdn. Bhd.	49,638	46,574	Advance
SKH Media Sdn. Bhd.	12,795	-	Advance
Total Due from	139,123	81,039

Due to related parties consists of the following:

	June 30,	December 31,
	2016	2015	Purpose
Dato Sri Warren Eu Hin Chai	$455,896	$464,827	Advance
Michael A. Zahorik	30,307	30,307	Advance
SKH Media Sdn. Bhd.	-	15,939	Advance
Creative Iconic Sdn. Bhd.	135,910	167,595	Inventory Purchase
Total Due to	622,113	678,668

The related parties' relationship to the Company as follows:

Name	Relationship
Michael A. Zahorik	Former director
Global Bizrewards Sdn. Bhd.	Related by common director, Dato' Sri Eu Hin Chai
Multimedia Biz Solution Sdn. Bhd.	Related by common director, Dato' Liew Kok Hong
SKH Media Sdn. Bhd.	Related by common director, Dato' Sri Eu Hin Chai
Dato Sri Warren Eu Hin Chai	Director & Shareholder of the Company
Creative Iconic Sdn. Bhd.	Related by key employee; Patricia Low

The amounts due from or due to related parties' were unsecured, non-interest bearing, and due on demand.

The Company purchased its inventory from its supplier JS Health & Beauty Sdn. Bhd. and Creative Iconic Sdn. Bhd. The amounts of inventory purchased were $166,451 and $260,685 for the six months ended June 30, 2016 and 2015, respectively.

The Company leased an office space from SKH Media Sdn. Bhd. The rent expenses were $14,647 and $16,443 for the six months ended June 30, 2016 and 2015, respectively.